LEASES - Additional Information (Details) $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
Leasehold land
Leases [Line Items]
Lessee, lease terms	50 years
Ongoing lease payments	$ 0.0
Bottom of Range
Leases [Line Items]
Lessee, lease terms	3 years
Top of Range
Leases [Line Items]
Lessee, lease terms	29 years